INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	As of December 31,
	2021	2020
Finished goods	$375,535	$589,814